United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/2010

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     11/15/10
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 102
Form 13F Information Table Entry Total: 208,558
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     5936    68457 SH       Sole                                   68457
                                                                70      810 SH       Defined 01                               810
AFLAC Inc                      COM              001055102     5027    97224 SH       Sole                                   97224
Abbott Laboratories            COM              002824100      217     4151 SH       Sole                                    4151
                                                                50      960 SH       Defined 01                               960
Adobe Systems Inc              COM              00724F101     1267    48454 SH       Sole                                   48454
Alberto Culver Co New          COM              013068101      612    16264 SH       Sole                                   16264
American Express Company       COM              025816109     1090    25943 SH       Sole                                   25943
Apache Corp                    COM              037411105     1503    15373 SH       Sole                                   15373
Aqua America Inc               COM              03836w103      335    16406 SH       Sole                                   16406
Artesian Res Corp Cl A Class A COM              043113208     1229    64466 SH       Sole                                   64466
Auto Data Processing           COM              053015103     5197   123643 SH       Sole                                  123643
Berkshire Hathaway B New Class COM              084670207     2454    29685 SH       Sole                                   29685
Best Buy Inc                   COM              086516101     1340    32830 SH       Sole                                   32830
Boeing Co                      COM              097023105     5905    88749 SH       Sole                                   88749
                                                                10      150 SH       Defined 01                               150
Bristol-Myers Squibb Co        COM              110122108      394    14543 SH       Sole                                   14543
                                                                71     2620 SH       Defined 01                              2620
Church & Dwight Co Inc         COM              171340102      288     4440 SH       Sole                                    4440
Coca Cola Company              COM                             213     3640 SH       Sole                                    3640
Colgate-Palmolive Co           COM              194162103     3509    45652 SH       Sole                                   45652
ConocoPhillips                 COM              20825C104     1023    17807 SH       Sole                                   17807
                                                                49      850 SH       Defined 01                               850
Cooper Industries Plc F        COM              G24182100     4266    87180 SH       Sole                                   87180
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     3813    55256 SH       Sole                                   55256
                                                                58      840 SH       Defined 01                               840
Dow Chemical Company           COM              260543103      491    17865 SH       Sole                                   17865
Du Pont E I De Nemour&co       COM              263534109     6084   136341 SH       Sole                                  136341
                                                                12      260 SH       Defined 01                               260
E M C Corp Mass                COM              268648102     2562   126136 SH       Sole                                  126136
Exponent Inc                   COM              30214u102      958    28523 SH       Sole                                   28523
Exxon Mobil Corporation        COM              30231g102     6309   102107 SH       Sole                                  102107
FMC Technologies Inc           COM              30249u101     2375    34782 SH       Sole                                   34782
Federal National Mortgage Asso COM              313586109        2    10000 SH       Sole                                   10000
Fedex Corporation              COM              31428X106     5935    69413 SH       Sole                                   69413
Fortune Brands Inc             COM              349631101     1611    32719 SH       Sole                                   32719
Freddie Mac                    COM              313400301        3    10000 SH       Sole                                   10000
General Electric Company       COM              369604103     3956   243454 SH       Sole                                  243454
                                                                 6      350 SH       Defined 01                               350
Glaxosmithkline Plc Adrf Spons COM              37733W105     3651    92392 SH       Sole                                   92392
                                                                49     1230 SH       Defined 01                              1230
Harley Davidson Inc            COM              412822108      309    10880 SH       Sole                                   10880
Heinz H J Co                   COM              423074103     2707    57142 SH       Sole                                   57142
                                                                 9      190 SH       Defined 01                               190
Hershey Company                COM              427866108      340     7140 SH       Sole                                    7140
Home Depot Inc                 COM              437076102     4682   147789 SH       Sole                                  147789
Illinois Tool Works Inc        COM              452308109     2287    48638 SH       Sole                                   48638
International Business Machine COM              459200101     7611    56743 SH       Sole                                   56743
JP Morgan Chase & Co           COM              46625h100     4722   124078 SH       Sole                                  124078
                                                                49     1290 SH       Defined 01                              1290
Johnson & Johnson              COM              478160104     7307   117927 SH       Sole                                  117927
                                                                59      950 SH       Defined 01                               950
Kimberly-Clark Corp            COM              494368103      605     9303 SH       Sole                                    9303
                                                                67     1030 SH       Defined 01                              1030
Lab Cp Of Amer Hldg New        COM              50540R409     2460    31361 SH       Sole                                   31361
Limited Brands Inc             COM              532716107      434    16190 SH       Sole                                   16190
Logitech Intl S A New F        COM              h50430232      420    24090 SH       Sole                                   24090
McCormick & Co Inc N-Vt Non Vo COM              579780206     4672   111141 SH       Sole                                  111141
McDonalds Corp                 COM              580135101     4713    63248 SH       Sole                                   63248
Mcafee Inc                     COM              579064106     1166    24675 SH       Sole                                   24675
Medtronic Inc                  COM              585055106     2329    69355 SH       Sole                                   69355
Merck & Co Inc New             COM              589331107      671    18238 SH       Sole                                   18238
Microsoft Corp                 COM              594918104     6444   263116 SH       Sole                                  263116
                                                                37     1520 SH       Defined 01                              1520
Nordson Corp                   COM              655663102      766    10394 SH       Sole                                   10394
Pepsico Incorporated           COM              713448108     5613    84478 SH       Sole                                   84478
Pfizer Incorporated            COM              717081103     1403    81731 SH       Sole                                   81731
Philip Morris Intl Inc         COM              718172109      220     3935 SH       Sole                                    3935
                                                                 8      140 SH       Defined 01                               140
Pinnacle West Capital Cp       COM              723484101      927    22454 SH       Sole                                   22454
Procter & Gamble               COM              742718109     3911    65210 SH       Sole                                   65210
Progressive Corp Ohio          COM              743315103     1123    53796 SH       Sole                                   53796
Resmed Inc                     COM              761152107      685    20882 SH       Sole                                   20882
Reynolds American Inc          COM              761713106      734    12361 SH       Sole                                   12361
Royal Dutch Shell A Adrf Spons COM              780259107      208     3455 SH       Sole                                    3455
Rpm International Inc Delaware COM              749685103     6126   307508 SH       Sole                                  307508
Shaw Group Inc                 COM              820280105     2112    62920 SH       Sole                                   62920
South Jersey Inds Inc          COM              838518108     3725    75295 SH       Sole                                   75295
Stryker Corp                   COM              863667101     2940    58742 SH       Sole                                   58742
The Southern Company           COM              842587107     6248   167772 SH       Sole                                  167772
Tiffany & Co New               COM              886547108      778    16560 SH       Sole                                   16560
U G I Corporation New          COM              902681105     1910    66759 SH       Sole                                   66759
Under Armour Inc Cl A          COM              904311107     1897    42110 SH       Sole                                   42110
Unitedhealth Group Inc         COM              91324P102      545    15520 SH       Sole                                   15520
Valley National Bancorp        COM              919794107     2692   208678 SH       Sole                                  208678
Verizon Communications         COM              92343v104     4774   146492 SH       Sole                                  146492
                                                                56     1730 SH       Defined 01                              1730
Viacom Inc Cl B New            COM              92553p201      253     6990 SH       Sole                                    6990
Wal-Mart Stores Inc            COM              931142103     1121    20938 SH       Sole                                   20938
Walt Disney Company            COM              254687106     5072   153242 SH       Sole                                  153242
                                                                56     1700 SH       Defined 01                              1700
Umh Properties Inc Reit        COM              903002103      647    60270 SH       Sole                                   60270
Wash Real Est Inv Tr Sbi Reit  COM              939653101     4443   140026 SH       Sole                                  140026
Vanguard Interm Term Investmen                                 117    11257 SH       Sole                                   11257
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     4454    40838 SH       Sole                                   40838
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1344    15500 SH       Sole                                   15500
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     1293    15812 SH       Sole                                   15812
Ishares Msci Aus Idx Fd Austra STK IDX          464286103      367    15459 SH       Sole                                   15459
Ishares Msci Brazil Indx Brazi STK IDX          464286400      387     5033 SH       Sole                                    5033
Ishares Msci Cda Idx Fd Canada STK IDX          464286509      271     9652 SH       Sole                                    9652
Ishares Msci Korea Idx Korea I STK IDX          464286772      355     6630 SH       Sole                                    6630
Ishares S&p U S Pfd Fund S&p U STK IDX          464288687     4947   124350 SH       Sole                                  124350